ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Accrued expenses and other current liabilities (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and social security insurance payable	¥ 55,943,773		¥ 57,459,273	$ 7,879,627	$ 9,051,270	¥ 86,818,418
Promotion service fee	93,688,809		64,883,477	13,195,979	10,220,768	58,358,838
Taxes other than income tax	3,005,157		1,171,381	423,273	184,522	1,615,475
Late fees	9,685,430		9,499,595	1,364,183	1,496,423	93,890,390
Payable for property, plant and equipment	49,128,153		48,774,134	6,919,653	7,683,144	4,730,933
CDC transportation and storage fee	48,656,533		35,023,095	6,853,226	5,517,012	12,087,830
Guarantee deposits	94,733,524		94,528,659	13,343,126	14,890,624	48,732,986
Professional service fee	2,226,221		7,758,448	313,561	1,222,149	8,694,317
Other payable	10,215,721		7,653,291	1,438,874	1,205,584	7,821,284
Total	367,283,321		326,751,353	$ 51,731,502	$ 51,471,496	¥ 322,750,471
Payments of salaries, social security insurance	¥ 1,500,000	¥ 11,100,000	¥ 29,400,000